Financial Instruments and Fair Value Measurements - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Non-Recurring measurements:
Vessels held for sale	$ 97,515	$ 216,026
Non-Recurring measurements | Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Vessels held for sale	97,515
Total	$ 97,515